UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4250

Seligman Investment Grade Fixed Income Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Investment Grade Fixed Income Fund, Inc.
Schedule of Investments (unaudited)

December 31, 2005
	Principal Amount	Value
U.S. Government and Government Agency Securities 52.2%
US Government Securities 39.0%
US Treasury Bond 5.375%, 2/15/2031	$1,585,000	$1,780,896
US Treasury Notes:
4.25%, 10/31/2007	4,060,000	4,049,375
4.375%, 11/15/2008	190,000	190,089
3.375%, 10/15/2009	2,500,000	2,414,942
4.375%, 12/15/2010	1,290,000	1,291,411
4.875%, 2/15/2012	195,000	200,264
4.5%, 11/15/2015	980,000	988,346
Total US Government Securities		10,915,323

Government Agency SecuritiesØ 11.9%
Fannie Mae:
4.75%, 2/21/2013	380,000	375,963
5%, 3/2/2015	985,000	970,023
Freddie Mac:
5.05%, 12/8/2008	980,000	981,067
5%, 10/18/2010	375,000	372,937
5.2%, 3/5/2019	455,000	445,085
6.25%, 7/15/2032	165,000	197,074
Total Government Agency Securities		3,342,149

Government Agency Mortgage-Backed Securities††Ø 1.3%
Fannie Mae:
7%, 7/1/2008	25,783	26,343
7%, 2/1/2012	13,313	13,602
6.5%, 5/1/2017	50,394	51,792
5.5%, 2/1/2018	107,060	107,805
7%, 1/1/2032	53,219	55,572
7%, 5/1/2032	112,859	117,838
Total Government Agency Mortgage-Backed Securities		372,952
Total U.S. Government And Government Agency Securities		14,630,424

Corporate Bonds 37.4%
Airlines 0.9%
Southwest Airlines 5.125%, 3/1/2017	280,000	261,989

Beverages 0.5%
PepsiAmericas 4.875%, 1/15/2015	150,000	148,148

Biotechnology 0.5%
Amgen 4%, 11/18/2009	145,000	140,733

Capital Markets 0.5%
Lehman Brothers Holdings 5%, 1/14/2011	130,000	129,873

Commercial Banks 1.8%
KeyBank 5.7%, 8/15/2012	220,000	228,285
Zions Bancorp 5.5%, 11/16/2015	280,000	282,600
		510,885
Consumer Finance 3.1%
Capital One Bank 5%, 6/15/2009	280,000	279,022
General Motors Acceptance 6.875%, 9/15/2011	290,000	264,766
MBNA 6.125%, 3/1/2013	175,000	185,842
SLM 5.97%, 2/1/2010#	155,000	149,456
		879,086
Diversified Financial Services 2.7%
CIT Group:
4.75%, 8/15/2008	205,000	204,343
5%, 2/13/2014	125,000	122,470
Citigroup 5.875%, 2/22/2033	60,000	61,731
ZFS Finance USA Trust 6.45%, 12/15/2065†	370,000	375,851
		764,395
Diversified Telecommunication Services 0.6%
Pacific Bell 6.625%, 10/15/2034	155,000	155,098

Electric Utilities 4.2%
Carolina Power & Light 5.25%, 12/15/2015	325,000	325,214
Commonwealth Edison 3.7%, 2/1/2008	140,000	135,907
Consumers Energy 5.8%, 9/15/2035	210,000	205,013
Oncor Electric Delivery 7%, 5/1/2032	280,000	319,598
Southern Co. Capital Funding 5.75%, 11/15/2015	195,000	197,214
		1,182,946
Food and Staples Retailing 2.2%
CVS Lease 5.88%, 1/10/2028†	610,000	614,270

Food Products 1.5%
Archer Daniels Midland 5.375%, 9/15/2035	155,000	149,210
Kraft Foods 5.25%, 10/1/2013	275,000	275,538
		424,748
Health Care Equipment and Supplies 0.6%
Boston Scientific 6.25%, 11/15/2035	155,000	163,578

Health Care Providers and Services 1.5%
Quest Diagnostics 5.45%, 11/1/2015†	205,000	206,924
UnitedHealth Group 3.3%, 1/30/2008	220,000	213,343
		420,267

Hotels, Restaurants and Leisure 1.2%
Royal Caribbean Cruises 6.875%, 12/1/2013	315,000	335,204

Household Durables 3.5%
Centex:
4.875%, 8/15/2008	235,000	232,906
5.7%, 5/15/2014	140,000	138,570
D.R. Horton:
5%, 1/15/2009	420,000	416,457
5.25%, 2/15/2015	210,000	197,639
		985,572
Independent Power Producers and Energy Traders 1.3%
Black Hills 6.5%, 5/15/2013	350,000	359,005

Insurance 2.4%
Amerus Group 5.95%, 8/15/2015	280,000	281,377
St. Paul Travelers 5.5%, 12/1/2015	70,000	70,637
UnumProvident 6.85%, 11/15/2015†	290,000	302,613
		654,627
Media 0.5%
Comcast 6.5%, 11/15/2035	140,000	143,142

Multi-Utilities 0.9%
Alabama Power 4.58%, 8/25/2009#	165,000	165,537
Southern California Edison 5%, 1/15/2016	75,000	74,294
		239,831
Oil, Gas and Consumable Fuel 3.6%
Ras Laffan Liquefied Natural Gas 5.298%, 9/30/2020†	235,000	233,652
Tesoro 6.625%, 11/1/2015†	290,000	294,350
Tosco 8.125%, 2/15/2030	355,000	480,074
		1,008,076
Pharmaceuticals 1.0%
Wyeth 5.5%, 3/15/2013#	280,000	284,274

Real Estate 0.6%
iStar Financial 5.8%, 3/15/2011	165,000	166,253

Specialty Retail 0.3%
Lowe's Companies 5.5%, 10/15/2035	75,000	75,596

Thrift and Mortgage Finance 1.0%
Residential Capital 6.125%, 11/21/2008	280,000	280,864

Wireless Telecommunication Services 0.5%
Verizon Global Funding 4.9%, 9/15/2015	130,000	126,080
Total Corporate Bonds		10,454,540

Short-Term Holdings 13.3%
Corporate Bonds 3.3%
MBNA America Bank 6.5%, 6/20/2006	730,000	735,696
Verizon Wireless Capital 5.375%, 12/15/2006	180,000	180,634
		916,330
US Government Securities 3.6%
US Treasury Bill 4.1%, 01/17/2006	1,010,000	1,008,438

Repurchase Agreement 6.4%
State Street Bank 3.15%, dated 12/30/2005, maturing 01/03/2006, collateralized by: $1,895,000 US Treasury Notes, 3.25%, 1/15/2009, with a fair market value of $1,864,193	1,806,000	1,806,000
Total Short-Term Holdings		3,730,768

Total Investments 102.9%		28,815,732
Other Assets Less Liabilities (2.9)%		(807,855)
Net Assets 100.0%		$28,007,877

______________
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the United States Government.
#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at December 31, 2005.

The cost of investments for federal income tax purposes was $28,763,258. The tax basis gross appreciation and depreciation of portfolio securities were $139,474 and $87,000, respectively.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: February 27, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: February 27, 2006

SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.